Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	74,460,997
Preferred stock, shares issued	0	0	27,654,928
Preferred stock, shares outstanding	0	0	27,654,928
preferred stock, aggregate liquidation preference		$ 0	$ 146,732
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	88,000,000
Common stock, shares issued	38,362,134	38,204,960	907,037
Common stock, shares outstanding	38,362,134	38,204,960	907,037
Scenario, Previously Reported
Preferred stock, shares authorized		80,710,997